Fair Value, Liabilities Measured on Recurring Basis (Details)	6 Months Ended
Jul. 31, 2015 USD ($)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 1	$ 60,839
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 2	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 3	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 4	60,839
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 5	216,705
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 6	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 7	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 8	$ 216,705